Related Parties And Related Party Transactions - Summary of Compensation of key Management Personnel (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
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Wages, salaries and bonus	¥ 26,074	¥ 29,698	¥ 50,794
Other social security costs, housing benefits and other employee benefits	7,267	7,058	5,414
Pension costs – defined contribution plans	359	363	324
Share-based payment	(19,049)	22,719	56,317
Total	¥ 14,651	¥ 59,838	¥ 112,849